Note 6 - Vessels and Advances, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, Vessel Cost at beginning of the period	$ 2,595,768	$ 2,688,887
Vessel acquisitions and other vessels' costs	723,544	64,231
Disposals, transfers and other movements	(20,001)	(157,350)
Balance, Vessel Cost at end of the period	3,299,311	2,595,768
Balance, Accumulated Depreciation at beginning of the period	(1,016,259)	(1,000,602)
Depreciation	(82,434)	(83,178)
Disposals, transfers and other movements, accumulated depreciation	6,168	67,521
Balance, Accumulated Depreciation at end of the period	(1,092,525)	(1,016,259)
Balance, Net Book Value at beginning of the period	1,579,509	1,688,285
Depreciation	(82,434)	(83,178)
Disposals, transfers and other movements, net book value	(13,833)	(89,829)
Vessel acquisitions, advances and other vessels’ costs	723,544	64,231
Balance, Net Book Value at end of the period	$ 2,206,786	$ 1,579,509